Leases (Details 1) - Rubicon Technologies L L C [Member] - Warrant [Member] - Rubicon [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Lease expense
Operating lease expense	$ 1,507	$ 1,479
Short-term lease expense	601	586
Less: Sublease income	(802)	(605)
Total lease expense	$ 1,306	$ 1,460